Long-Term Incentive Plans (LTIPs) - RSU Plan Movement (Details) - 2021 RSU Plan ₽ in Thousands			12 Months Ended
	Dec. 12, 2022	Jul. 27, 2021 Options	Dec. 31, 2022 RUB (₽) Options	Dec. 31, 2021 RUB (₽) Options	Dec. 31, 2020 RUB (₽)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (units)		251,921
Social Tax Expense | ₽			₽ 34,861	₽ 38,722	₽ 0
Payables on social security and taxes other than income tax | ₽			₽ 61,272	₽ 38,722
Calculation period for average share price to determine exercise price per award	60 days
Series 1 - 11
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of the period (units)			468,621
Granted during the period (units)			206,163	491,064
Vested during the period (RSUs)			(86,110)
Forfeited during the period (RSUs)			(49,124)	(22,443)
Outstanding at end of the period (units)			539,550	468,621